NOTE 6 - NOTES PAYABLE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Interest Expense			$ 79,947	$ 57,317
Notes Payable, Other Payables
Interest Expense	$ 12,830	$ 5,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 5,653	$ 0